Vanguard® Alternative Strategies Fund
Consolidated Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (71.0%)
Communication Services (4.1%)
*	Cincinnati Bell Inc.	185,000	2,819
*	Sogou Inc. ADR	296,820	2,455
[1]	Sirius XM Holdings Inc.	30,755	192
[1]	Comcast Corp. Class A	3,750	186
[1]	Omnicom Group Inc.	2,916	182
[1]	AT&T Inc.	6,329	181
*,1	Alphabet Inc. Class A	98	179
*,1	Walt Disney Co.	1,056	178
*,1	Liberty Broadband Corp. Class C	1,189	174
*,1	Charter Communications Inc. Class A	285	173
*,1	Madison Square Garden Sports Corp.	1,029	167
			6,886
Consumer Discretionary (7.5%)
	BorgWarner Inc.	155,052	6,511
*,2	GrandVision NV	75,476	2,242
[1]	eBay Inc.	3,263	184
[1]	Home Depot Inc.	668	181
*,1	Amazon.com Inc.	56	180
[1]	Newell Brands Inc.	7,433	179
[1]	McDonald's Corp.	858	178
[1]	Service Corp. International	3,535	178
[1]	Pool Corp.	501	177
[1]	Yum China Holdings Inc.	3,105	176
*,1	Columbia Sportswear Co.	1,983	173
[1]	Whirlpool Corp.	937	173
[1]	Genuine Parts Co.	1,833	172
[1]	NIKE Inc. Class B	1,284	172
[1]	TJX Cos. Inc.	2,684	172
[1]	VF Corp.	2,226	171
[1]	Yum! Brands Inc.	1,675	170
[1]	Garmin Ltd.	1,478	170
[1]	Starbucks Corp.	1,738	168
*,1	O'Reilly Automotive Inc.	393	167
[1]	Tractor Supply Co.	1,180	167
*,1	AutoZone Inc.	148	166
[1]	Gentex Corp.	5,020	166
[1]	H&R Block Inc.	7,010	121
			12,514
Consumer Staples (1.2%)
[1]	Kellogg Co.	3,180	188
[1]	J M Smucker Co.	1,605	187
[1]	Kimberly-Clark Corp.	1,395	184

		Shares	Market Value ($000)
[1]	Coca-Cola Co.	3,765	181
[1]	Brown-Forman Corp. Class B	2,499	179
[1]	McCormick & Co. Inc.	1,998	179
[1]	Mondelez International Inc. Class A	3,210	178
[1]	PepsiCo Inc.	1,297	177
*,1	Post Holdings Inc.	1,861	177
[1]	Archer-Daniels-Midland Co.	3,182	159
[1]	Altria Group Inc.	3,758	154
[1]	Seaboard Corp.	11	35
			1,978
Energy (0.3%)
[1]	Cabot Oil & Gas Corp.	10,005	183
*,1	Cheniere Energy Inc.	2,735	173
[1]	Exxon Mobil Corp.	3,701	166
			522
Financials (20.2%)
	Charles Schwab Corp.	173,359	8,935
	Morgan Stanley	114,752	7,694
*	Watford Holdings Ltd.	87,939	3,039
	Waddell & Reed Financial Inc. Class A	117,599	2,974
	Genworth MI Canada Inc.	85,500	2,907
	Willis Towers Watson plc	13,150	2,669
	TCF Financial Corp.	55,000	2,137
	Anworth Mortgage Asset Corp.	300,000	732
[1]	White Mountains Insurance Group Ltd.	177	181
*,1	Berkshire Hathaway Inc. Class B	781	178
[1]	Marsh & McLennan Cos. Inc.	1,616	178
[1]	Allstate Corp.	1,651	177
[1]	Intercontinental Exchange Inc.	1,598	176
*,1	Markel Corp.	178	173
[1]	Cboe Global Markets Inc.	1,880	172
[1]	Alleghany Corp.	301	171
[1]	W R Berkley Corp.	2,750	171
[1]	CNA Financial Corp.	4,440	171
[1]	TFS Financial Corp.	9,647	170
[1]	Hanover Insurance Group Inc.	1,506	169
[1]	Brown & Brown Inc.	3,850	166
[1]	Aon plc Class A	732	149
[1]	Arthur J Gallagher & Co.	764	88
[1]	Apollo Global Management Inc. Class A	1,733	80
[1]	RenaissanceRe Holdings Ltd.	402	60
			33,717
Health Care (9.2%)
*	Teladoc Health Inc.	11,840	3,124
*	HMS Holdings Corp.	78,000	2,872
*	Varian Medical Systems Inc.	15,800	2,774
*	Urovant Sciences Ltd.	165,139	2,677
[1]	Abbott Laboratories	1,624	201
[1]	Eli Lilly and Co.	911	190
[1]	AmerisourceBergen Corp. Class A	1,766	184
[1]	Cerner Corp.	2,299	184
[1]	Danaher Corp.	773	184
[1]	Johnson & Johnson	1,129	184
[1]	Becton Dickinson and Co.	696	182
[1]	Thermo Fisher Scientific Inc.	355	181
[1]	STERIS plc	967	181
[1]	Pfizer Inc.	5,022	180

		Shares	Market Value ($000)
[1]	West Pharmaceutical Services Inc.	601	180
[1]	Baxter International Inc.	2,305	177
*,1	IDEXX Laboratories Inc.	370	177
[1]	CVS Health Corp.	2,452	176
[1]	Amgen Inc.	726	175
[1]	Chemed Corp.	338	175
[1]	Cooper Cos. Inc.	476	173
[1]	Zoetis Inc.	1,122	173
[1]	Hill-Rom Holdings Inc.	1,792	172
*,1	Henry Schein Inc.	2,612	172
[1]	Merck & Co. Inc.	2,223	171
[1]	Gilead Sciences Inc.	2,218	146
			15,365
Industrials (7.6%)
*	Builders FirstSource Inc.	98,437	3,765
*	Navistar International Corp.	59,000	2,596
*	Aerojet Rocketdyne Holdings Inc.	48,000	2,498
[1]	Equifax Inc.	1,029	182
[1]	Allison Transmission Holdings Inc.	4,403	179
[1]	AMERCO	382	177
[1]	Northrop Grumman Corp.	614	176
[1]	General Dynamics Corp.	1,190	175
[1]	Republic Services Inc. Class A	1,936	175
[1]	Illinois Tool Works Inc.	894	174
[1]	Lennox International Inc.	633	174
[1]	AMETEK Inc.	1,526	173
[1]	Lockheed Martin Corp.	536	173
*,1	Dun & Bradstreet Holdings Inc.	7,309	173
[1]	Honeywell International Inc.	881	172
[1]	IDEX Corp.	924	172
[1]	Allegion plc	1,605	172
[1]	Hubbell Inc. Class B	1,101	171
[1]	Norfolk Southern Corp.	723	171
[1]	Roper Technologies Inc.	436	171
[1]	Carlisle Cos. Inc.	1,174	170
[1]	CSX Corp.	1,967	169
[1]	Waste Management Inc.	1,487	166
[1]	BWX Technologies Inc.	1,854	100
[1]	PACCAR Inc.	1,031	94
*,1	Ingersoll Rand Inc.	2,250	94
[1]	Fastenal Co.	1,260	57
			12,669
Information Technology (14.8%)
*	Endurance International Group Holdings Inc.	325,912	3,090
*	Slack Technologies Inc. Class A	72,000	3,036
	FLIR Systems Inc.	53,500	2,785
*	Maxim Integrated Products Inc.	30,000	2,631
*	Virtusa Corp.	51,500	2,629
*	RealPage Inc.	30,000	2,597
*	Inphi Corp.	15,000	2,529
[1]	Microsoft Corp.	817	190
[1]	Switch Inc. Class A	10,969	189
*,1	Akamai Technologies Inc.	1,676	186
[1]	Automatic Data Processing Inc.	1,129	186
[1]	Western Union Co.	8,347	186
[1]	Citrix Systems Inc.	1,383	184
[1]	Apple Inc.	1,388	183

		Shares	Market Value ($000)
[1]	Hewlett Packard Enterprise Co.	14,854	183
[1]	Amdocs Ltd.	2,580	182
*,1	Adobe Inc.	390	179
[1]	Paychex Inc.	2,052	179
[1]	Juniper Networks Inc.	7,306	178
[1]	Motorola Solutions Inc.	1,060	178
*,1	VeriSign Inc.	917	178
*,1	Black Knight Inc.	2,172	177
[1]	CDW Corp.	1,346	177
[1]	Leidos Holdings Inc.	1,672	177
[1]	Fidelity National Information Services Inc.	1,398	173
*,1	Fiserv Inc.	1,680	173
[1]	Mastercard Inc. Class A	547	173
*,1	ANSYS Inc.	484	172
[1]	Visa Inc. Class A	890	172
[1]	Amphenol Corp. Class A	1,368	171
[1]	Jack Henry & Associates Inc.	1,184	171
*,1	Synopsys Inc.	670	171
[1]	Broadridge Financial Solutions Inc.	1,202	170
[1]	Dolby Laboratories Inc. Class A	1,927	170
[1]	Intuit Inc.	471	170
[1]	Accenture plc Class A	701	170
[1]	International Business Machines Corp.	1,409	168
[1]	Booz Allen Hamilton Holding Corp. Class A	1,929	164
			24,777
Materials (1.1%)
[1]	Ball Corp.	1,987	175
[1]	Packaging Corp. of America	1,305	175
*,1	Linde plc	712	175
[1]	RPM International Inc.	2,110	174
[1]	Avery Dennison Corp.	1,150	173
[1]	Ecolab Inc.	839	172
[1]	Sherwin-Williams Co.	249	172
[1]	Sonoco Products Co.	2,975	172
[1]	Air Products and Chemicals Inc.	640	171
[1]	NewMarket Corp.	431	169
[1]	Reliance Steel & Aluminum Co.	1,427	166
			1,894
Real Estate (1.9%)
[1]	CoreSite Realty Corp.	1,452	195
[1]	Public Storage	815	186
[1]	CubeSmart	5,272	184
[1]	Life Storage Inc.	2,259	184
[1]	Equity Residential	2,972	183
[1]	Mid-America Apartment Communities Inc.	1,377	183
[1]	Camden Property Trust	1,786	182
[1]	Duke Realty Corp.	4,594	182
[1]	Extra Space Storage Inc.	1,597	182
[1]	AvalonBay Communities Inc.	1,105	181
[1]	Invitation Homes Inc.	6,104	180
[1]	Essex Property Trust Inc.	749	179
[1]	Sun Communities Inc.	1,254	179
[1]	UDR Inc.	4,644	179
[1]	American Homes 4 Rent Class A	5,862	177
[1]	Douglas Emmett Inc.	6,073	168
[1]	Alexandria Real Estate Equities Inc.	871	146
[1]	Kilroy Realty Corp.	1,130	64

		Shares	Market Value ($000)
	Apartment Investment and Management Co. Class A	1	—
*	Apartment Income REIT Corp.	1	—
			3,114
Utilities (3.1%)
	PNM Resources Inc.	58,000	2,814
[1]	Duke Energy Corp.	2,019	190
[1]	Dominion Energy Inc.	2,561	187
[1]	American Electric Power Co. Inc.	2,270	184
[1]	Atmos Energy Corp.	2,035	181
[1]	IDACORP Inc.	2,048	181
[1]	Alliant Energy Corp.	3,672	179
[1]	CMS Energy Corp.	3,123	178
[1]	OGE Energy Corp.	5,845	178
[1]	Southern Co.	3,022	178
[1]	Exelon Corp.	4,258	177
[1]	NextEra Energy Inc.	2,181	176
[1]	Eversource Energy	1,641	143
[1]	Avangrid Inc.	2,317	107
[1]	Entergy Corp.	568	54
			5,107
Total Common Stocks—Long Positions (Cost $104,073)			118,543
Temporary Cash Investments (58.1%)
Money Market Fund (34.5%)
[3]	Vanguard Market Liquidity Fund, 0.107%	575,962	57,596
		Face Amount ($000)
U.S. Government and Agency Obligations (23.6%)
[4]	U.S. Treasury Bill, 0.083%, 3/30/21	13,200	13,199
[4,5]	U.S. Treasury Bill, 0.083%, 3/30/21	26,300	26,297
			39,496
Total Temporary Cash Investments (Cost $97,081)			97,092
		Shares
Common Stocks Sold Short (-38.1%)
Communication Services (-0.4%)
*	Liberty Media Group Class A	(4,896)	(178)
*	Roku Inc.	(428)	(167)
*	Zillow Group Inc. Class A	(1,170)	(162)
	TripAdvisor Inc.	(2,141)	(66)
*	Live Nation Entertainment Inc.	(516)	(34)
			(607)
Consumer Discretionary (-5.9%)
	BorgWarner Inc.	(155,052)	(6,511)
	Thor Industries Inc.	(1,698)	(205)
	Qurate Retail Inc. Series A	(15,560)	(196)
*	Carvana Co. Class A	(679)	(177)
*	Ollie's Bargain Outlet Holdings Inc.	(1,854)	(176)
	Wendy's Co.	(8,543)	(174)
*	Ulta Beauty Inc.	(620)	(173)
	Darden Restaurants Inc.	(1,472)	(172)
*	Floor & Decor Holdings Inc. Class A	(1,854)	(171)
*	Tesla Inc.	(216)	(171)

		Shares	Market Value ($000)
*	Wayfair Inc. Class A	(623)	(170)
*	Etsy Inc.	(850)	(169)
	MGM Resorts International	(5,901)	(168)
*	Tempur Sealy International Inc.	(6,376)	(168)
*	Terminix Global Holdings Inc.	(3,495)	(167)
*	Wynn Resorts Ltd.	(1,665)	(166)
*	Planet Fitness Inc. Class A	(2,301)	(166)
*	L Brands Inc.	(4,023)	(164)
*	Capri Holdings Ltd.	(3,212)	(134)
*	Aptiv plc	(762)	(102)
*	Peloton Interactive Inc. Class A	(656)	(96)
			(9,796)
Consumer Staples (-0.6%)
	Nu Skin Enterprises Inc. Class A	(3,105)	(180)
	Tyson Foods Inc. Class A	(2,767)	(178)
	Spectrum Brands Holdings Inc.	(2,278)	(172)
*	Coty Inc. Class A	(26,604)	(169)
	Energizer Holdings Inc.	(3,652)	(160)
*	US Foods Holding Corp.	(5,068)	(157)
			(1,016)
Energy ((0.0)%)
	Diamondback Energy Inc.	(384)	(22)
	Targa Resources Corp.	(777)	(21)
	Apache Corp.	(1,347)	(19)
*	Occidental Petroleum Corp. Warrants Exp. 8/3/27	(1,752)	(16)
			(78)
Financials (-14.2%)
	Charles Schwab Corp.	(173,359)	(8,935)
	Morgan Stanley	(114,752)	(7,694)
	Aon plc Class A	(14,201)	(2,884)
	Huntington Bancshares Inc.	(165,154)	(2,184)
	Ready Capital Corp.	(50,640)	(576)
	New Residential Investment Corp.	(19,194)	(180)
	Assurant Inc.	(1,291)	(175)
	Ally Financial Inc.	(4,433)	(168)
*	Athene Holding Ltd. Class A	(4,103)	(168)
	LPL Financial Holdings Inc.	(1,533)	(166)
	Wintrust Financial Corp.	(2,667)	(161)
	OneMain Holdings Inc.	(3,425)	(160)
	Discover Financial Services	(1,835)	(153)
*	Brighthouse Financial Inc.	(4,311)	(152)
			(23,756)
Health Care (-3.6%)
*	Teladoc Health Inc.	(11,840)	(3,124)
*	Moderna Inc.	(1,335)	(231)
*	Quidel Corp.	(862)	(216)
*	Biogen Inc.	(678)	(192)
*	DexCom Inc.	(503)	(189)
*	Exelixis Inc.	(8,249)	(183)
*	Acadia Healthcare Co. Inc.	(3,518)	(178)
*	Catalent Inc.	(1,532)	(176)
*	Reata Pharmaceuticals Inc. Class A	(1,666)	(173)
*	BioMarin Pharmaceutical Inc.	(2,083)	(173)
*	Align Technology Inc.	(325)	(171)
*	Exact Sciences Corp.	(1,219)	(167)
*	Acceleron Pharma Inc.	(1,449)	(167)
*	Iovance Biotherapeutics Inc.	(3,748)	(164)

		Shares	Market Value ($000)
*	Horizon Therapeutics plc	(2,250)	(163)
*	Sage Therapeutics Inc.	(2,010)	(162)
*	Adaptive Biotechnologies Corp.	(2,742)	(152)
*	Bluebird Bio Inc.	(2,509)	(112)
			(6,093)
Industrials (-4.7%)
*	Builders FirstSource Inc.	(98,437)	(3,765)
*	Teledyne Technologies Inc.	(3,841)	(1,371)
*	Gates Industrial Corp. plc	(12,512)	(177)
	Vertiv Holdings Co. Class A	(8,817)	(177)
	Macquarie Infrastructure Corp.	(6,321)	(176)
*	Copa Holdings SA Class A	(2,256)	(175)
*	Clean Harbors Inc.	(2,222)	(172)
*	United Rentals Inc.	(704)	(171)
*	Kirby Corp.	(3,327)	(169)
*	JetBlue Airways Corp.	(11,720)	(168)
*	Delta Air Lines Inc.	(4,404)	(167)
*	Lyft Inc. Class A	(3,745)	(166)
*	Uber Technologies Inc.	(3,251)	(166)
*	Univar Solutions Inc.	(8,937)	(166)
	Air Lease Corp. Class A	(4,104)	(163)
*	XPO Logistics Inc.	(1,464)	(162)
*	United Airlines Holdings Inc.	(4,057)	(162)
*	Ingersoll Rand Inc.	(2,250)	(94)
	Spirit AeroSystems Holdings Inc. Class A	(1,392)	(47)
			(7,814)
Information Technology (-6.1%)
	Analog Devices Inc.	(18,900)	(2,785)
	Marvell Technology Group Ltd.	(34,845)	(1,793)
*	salesforce.com Inc.	(5,587)	(1,260)
	Ubiquiti Inc.	(678)	(209)
*	Western Digital Corp.	(3,537)	(200)
*	Pure Storage Inc. Class A	(8,015)	(185)
*	Alteryx Inc. Class A	(1,463)	(184)
*	Datadog Inc. Class A	(1,758)	(181)
*	CommScope Holding Co. Inc.	(12,151)	(179)
*	DXC Technology Co.	(6,360)	(179)
*	Zoom Video Communications Inc. Class A	(479)	(178)
*	Square Inc. Class A	(809)	(175)
*	Crowdstrike Holdings Inc. Class A	(810)	(175)
*	Bill.com Holdings Inc.	(1,429)	(174)
*	Trade Desk Inc. Class A	(226)	(173)
*	Zscaler Inc.	(853)	(170)
*	Anaplan Inc.	(2,533)	(169)
*	Nutanix Inc. Class A	(5,514)	(168)
*	Twilio Inc. Class A	(466)	(168)
*	2U Inc.	(4,117)	(168)
*	Enphase Energy Inc.	(919)	(168)
*	Cloudflare Inc. Class A	(2,195)	(168)
*	ON Semiconductor Corp.	(4,831)	(167)
	National Instruments Corp.	(4,014)	(166)
*	Elastic NV	(1,087)	(165)
*	Dynatrace Inc.	(3,875)	(161)
	Alliance Data Systems Corp.	(2,130)	(144)
*	Nuance Communications Inc.	(2,501)	(114)
*	MongoDB Inc.	(159)	(59)
			(10,185)

		Shares	Market Value ($000)
Materials (-0.7%)
	Royal Gold Inc.	(1,699)	(182)
	Sealed Air Corp.	(4,114)	(174)
	Chemours Co.	(6,466)	(170)
	Mosaic Co.	(6,432)	(167)
	Olin Corp.	(6,935)	(166)
*	Freeport-McMoRan Inc.	(5,919)	(159)
	Steel Dynamics Inc.	(3,062)	(105)
	Valvoline Inc.	(2,071)	(49)
			(1,172)
Real Estate (-1.2%)
*	EPR Properties	(4,989)	(198)
	Omega Healthcare Investors Inc.	(5,041)	(183)
	Realty Income Corp.	(3,108)	(183)
	Gaming and Leisure Properties Inc.	(4,384)	(180)
*	Howard Hughes Corp.	(2,076)	(179)
	Welltower Inc.	(2,950)	(179)
*	Outfront Media Inc.	(9,828)	(179)
	Simon Property Group Inc.	(1,924)	(179)
	Ventas Inc.	(3,762)	(173)
*	Apple Hospitality REIT Inc.	(13,730)	(171)
*	Park Hotels & Resorts Inc.	(10,183)	(170)
			(1,974)
Utilities (-0.7%)
	CenterPoint Energy Inc.	(8,534)	(180)
	FirstEnergy Corp.	(5,851)	(180)
	Hawaiian Electric Industries Inc.	(5,299)	(175)
*	PG&E Corp.	(14,975)	(171)
	MDU Resources Group Inc.	(6,518)	(171)
	AES Corp.	(6,542)	(160)
	Vistra Corp.	(3,154)	(63)
	UGI Corp.	(684)	(25)
			(1,125)
Total Common Stocks Sold Short (Proceeds $54,382)			(63,616)
Other Assets and Other Liabilities—Net (9.0%)			15,065
Net Assets (100%)			167,084
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $30,950,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $2,242,000, representing 1.3% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $9,559,000 have been segregated as initial margin for open futures contracts.
5	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	210	28,777	(183)
2-Year U.S. Treasury Note	March 2021	702	155,126	125
5-Year U.S. Treasury Note	March 2021	291	36,630	(7)
CAC 40 Index	February 2021	127	8,316	(382)
Cocoa[1]	May 2021	155	3,835	2
Cotton No. 2[1]	March 2021	71	2,863	(11)
FTSE 100 Index	March 2021	94	8,193	(207)
FTSE Taiwan Index	February 2021	150	7,936	(402)
Gasoline RBOB[1]	February 2021	45	2,935	31
LME Aluminum[1]	March 2021	34	1,673	(7)
LME Lead[1]	February 2021	113	5,694	29
LME Lead[1]	March 2021	12	607	(5)
LME Nickel[1]	March 2021	5	530	(11)
LME Tin[1]	March 2021	44	5,058	392
LME Zinc[1]	February 2021	80	5,123	(295)
LME Zinc[1]	March 2021	9	578	(27)
MSCI Singapore Index	February 2021	329	8,130	(206)
S&P ASX 200 Index	March 2021	66	8,248	(54)
S&P TSX 60 Index	March 2021	51	8,161	(126)
Soybean[1]	March 2021	57	3,904	557
Soybean Meal[1]	March 2021	88	3,793	423
Sugar #11[1]	February 2021	216	3,830	717
WTI Crude Oil[1]	March 2021	149	3,989	502
				855

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Amsterdam Exchanges Index	February 2021	(53)	(8,186)	61
Cattle Feeder[1]	March 2021	(56)	(3,856)	(83)
Coffee[1]	May 2021	(60)	(2,813)	183
Copper[1]	March 2021	(11)	(978)	10
Corn[1]	March 2021	(74)	(2,024)	(60)
DAX Index	March 2021	(20)	(8,156)	(118)
E-mini S&P 500 Index	March 2021	(45)	(8,337)	205
KOSPI 200 Index	March 2021	(88)	(7,954)	(816)
Lean Hogs[1]	April 2021	(66)	(2,024)	(130)
Live Cattle[1]	April 2021	(81)	(3,948)	(142)
LME Aluminum[1]	March 2021	(93)	(4,575)	49
LME Lead[1]	February 2021	(113)	(5,694)	13
LME Lead[1]	March 2021	(31)	(1,569)	(10)
LME Nickel[1]	March 2021	(14)	(1,485)	25
LME Tin[1]	March 2021	(18)	(2,069)	(94)
LME Zinc[1]	February 2021	(80)	(5,123)	537
LME Zinc[1]	March 2021	(23)	(1,478)	84
Low Sulphur Gas Oil[1]	March 2021	(85)	(3,844)	61
Natural Gas[1]	February 2021	(79)	(2,026)	125
OMX Stockholm 30 Index	February 2021	(360)	(8,376)	(8)
Topix Index	March 2021	(48)	(8,267)	(236)
WTI Crude Oil[1]	February 2021	(18)	(940)	12
				(332)
				523
1	Security is owned by the subsidiary.

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	2/9/21	CAD	22,180	USD	17,411	—	(65)
Bank of America, N.A.	2/9/21	CAD	653	USD	514	—	(3)
Standard Chartered Bank	2/9/21	CAD	643	USD	505	—	(3)
State Street Bank & Trust Co.	2/9/21	CAD	2	USD	1	—	—
Morgan Stanley Capital Services Inc.	2/9/21	CHF	5,904	USD	6,669	—	(39)
Standard Chartered Bank	2/9/21	EUR	5,459	USD	6,638	—	(12)
Morgan Stanley Capital Services Inc.	2/9/21	GBP	12,945	USD	17,602	135	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	2/9/21	ILS	8,527	USD	2,605	—	(8)
Standard Chartered Bank	2/9/21	INR	513,414	USD	6,993	37	—
Morgan Stanley Capital Services Inc.	2/9/21	JPY	701,448	USD	6,776	—	(78)
BNP Paribas	2/9/21	KRW	2,885,835	USD	2,623	—	(43)
BNP Paribas	2/9/21	MXN	139,047	USD	6,932	—	(155)
State Street Bank & Trust Co.	2/9/21	MXN	597	USD	30	—	(1)
Royal Bank of Canada	2/9/21	NOK	150,003	USD	17,605	—	(92)
Bank of America, N.A.	2/9/21	PLN	9,966	USD	2,672	3	—
BNP Paribas	2/9/21	RUB	509,436	USD	6,818	—	(93)
Morgan Stanley Capital Services Inc.	2/9/21	RUB	11,298	USD	151	—	(2)
Bank of America, N.A.	2/9/21	THB	81,399	USD	2,717	3	—
BNP Paribas	2/9/21	TRY	52,190	USD	6,955	152	—
Royal Bank of Canada	2/9/21	TWD	77,179	USD	2,763	—	(7)
BNP Paribas	2/9/21	ZAR	103,041	USD	6,839	—	(35)
Morgan Stanley Capital Services Inc.	2/9/21	ZAR	2,538	USD	169	—	(1)
Royal Bank of Canada	2/9/21	USD	7,001	CAD	8,846	83	—
State Street Bank & Trust Co.	2/9/21	USD	3,758	CAD	4,800	5	—
State Street Bank & Trust Co.	2/9/21	USD	17,591	CHF	15,461	229	—
State Street Bank & Trust Co.	2/9/21	USD	17,583	EUR	14,324	197	—
Morgan Stanley Capital Services Inc.	2/9/21	USD	2,344	EUR	1,910	26	—
State Street Bank & Trust Co.	2/9/21	USD	6,956	GBP	5,073	5	—
BNP Paribas	2/9/21	USD	7,042	ILS	22,558	172	—
Royal Bank of Canada	2/9/21	USD	2,735	INR	199,939	—	(3)
Morgan Stanley Capital Services Inc.	2/9/21	USD	17,634	JPY	1,812,805	326	—
Morgan Stanley Capital Services Inc.	2/9/21	USD	6,995	KRW	7,608,755	192	—
Morgan Stanley Capital Services Inc.	2/9/21	USD	2,810	MXN	55,568	102	—
Royal Bank of Canada	2/9/21	USD	6,978	NOK	58,768	117	—
State Street Bank & Trust Co.	2/9/21	USD	6,881	PLN	25,452	48	—
Bank of America, N.A.	2/9/21	USD	159	PLN	590	1	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	2/9/21	USD	2,775	RUB	205,627	61	—
Bank of America, N.A.	2/9/21	USD	7,007	THB	210,133	—	(14)
Bank of America, N.A.	2/9/21	USD	2,740	TRY	20,406	—	(39)
BNP Paribas	2/9/21	USD	7,076	TWD	196,830	47	—
Morgan Stanley Capital Services Inc.	2/9/21	USD	19	TWD	520	—	—
Bank of America, N.A.	2/9/21	USD	2,777	ZAR	41,676	25	—
						1,966	(693)
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
PLN—Polish zloty.
RUB—Russian ruble.
THB—Thai baht.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At January 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $699,000 and cash of $760,000 in connection with open forward currency contracts.
A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of January 31, 2021, the fund held $24,086,197 in the subsidiary, representing 14% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.
B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
D. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded Consolidated as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	116,301	2,242	—	118,543
Temporary Cash Investments	57,596	39,496	—	97,092
Total	173,897	41,738	—	215,635
Liabilities
Common Stocks	63,616	—	—	63,616
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,045	—	—	1,045
Forward Currency Contracts	—	1,966	—	1,966
Total	1,045	1,966	—	3,011
Liabilities
Forward Currency Contracts	—	693	—	693
1	Represents variation margin on the last day of the reporting period.